Organization and Nature of Operations (Details)			6 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥) shares	Jan. 31, 2024	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Organization and Nature of Operations (Details) [Line Items]
Net loss			¥ (59,145,670)	$ (8,299,049)	¥ (134,319,481)	¥ (254,352,054)	$ (35,911,736)	¥ 31,118,886	¥ (174,944,484)
Net cash used in operating activities			(76,754,346)	$ (10,769,819)	¥ (34,636,206)	(133,473,937)	$ (18,845,065)	(274,940,789)	¥ 71,732,868
Working capital deficit						117,000,000
Accumulated deficit			(509,265,433)			¥ (452,031,693)		¥ (199,207,921)					$ (71,457,798)	$ (63,821,945)
Financial statements term						1 year	1 year
Minimum [Member] | Subsequent Event [Member]
Organization and Nature of Operations (Details) [Line Items]
Reverse stock split		$0.0001
Maximum [Member] | Subsequent Event [Member]
Organization and Nature of Operations (Details) [Line Items]
Reverse stock split		$0.0002
Nano Labs Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Net loss						¥ (254,000,000)
Net cash used in operating activities						(133,000,000)
Working capital deficit			20,000,000
Accumulated deficit			¥ (509,265,433)			¥ (452,000,000)
Forecast [Member]
Organization and Nature of Operations (Details) [Line Items]
Loans total amount	¥ 60,600,000									$ 8,500,000	¥ 60,600,000	$ 8,500,000
Aggregate shares (in Shares) | shares	27,914,614